Net debt	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Net debt	29. Net debt

We define net debt as the amount of borrowings and financing derivatives less cash and current financial investments.
(a) Composition of net debt
Net debt is comprised as follows:

	2024	2023	2022
	£m	£m	£m
Cash and cash equivalents (see note 20)	559	163	204
Current financial investments (see note 15)	3,699	2,605	3,145
Borrowings (see note 21)	(47,072)	(42,985)	(45,465)
Financing derivatives[1] (see note 17)	(793)	(756)	(693)
	(43,607)	(40,973)	(42,809)
1.The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).
(b) Analysis of changes in net debt

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total[1] £m
At 1 April 2023		(42,985)	(793)	(43,778)	163	2,605	37	(40,973)
Net increase in cash and cash equivalents		—	—	—	427	—	—	427
Included within financing cash flows:
Proceeds received from loans		(5,563)	—	(5,563)	—	—	—	(5,563)
Repayment of loans		1,701	—	1,701	—	—	—	1,701
Payments of lease liabilities		118	—	118	—	—	—	118
Net movements in short-term borrowings		(544)	—	(544)	—	—	—	(544)
Cash inflows on derivatives		—	(86)	(86)	—	—	—	(86)
Cash outflows on derivatives		—	58	58	—	—	—	58
Interest paid		1,330	297	1,627	—	—	—	1,627
Non-net debt financing cash flows		(18)	—	(18)	—	—	—	(18)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	1,141	—	1,141
Cash inflows on derivatives		—	—	—	—	—	(123)	(123)
Cash outflows on derivatives		—	—	—	—	—	—	—
Derivative cash flows included in capital expenditure		—	—	—	—	—	5	5
Interest received		—	—	—	—	(148)	—	(148)
Derivative cash flows included in revenue		—	—	—	—	—	(11)	(11)
Fair value gains and losses		(69)	40	(29)	—	4	60	35
Foreign exchange movements		718	—	718	(1)	(49)	—	668
Interest (charges)/income	6	(1,564)	(284)	(1,848)	—	152	7	(1,689)
Other non-cash movements		(209)	4	(205)	—	—	(4)	(209)
Reclassification to held for sale[2]	10	13	—	13	(30)	(6)	—	(23)
At 31 March 2024		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
Balances at 31 March 2024 comprise:
Non-current assets		—	310	310	—	—	5	315
Current assets		—	1	1	559	3,699	17	4,276
Current liabilities		(4,859)	(231)	(5,090)	—	—	(18)	(5,108)
Non-current liabilities		(42,213)	(844)	(43,057)	—	—	(33)	(43,090)
		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
1.Includes accrued interest of £490 million.
2.Reclassification to held for sale represents the closing net debt position of the ESO (see note 10).
29. Net debt continued

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents[1] £m	Financial investments £m	Other financing derivatives £m	Total² £m
At 1 April 2022		(45,465)	(750)	(46,215)	204	3,145	57	(42,809)
Net decrease in cash and cash equivalents		—	—	—	(48)	—	—	(48)
Included within financing cash flows:
Proceeds received from loans		(11,908)	—	(11,908)	—	—	—	(11,908)
Repayment of loans		15,260	—	15,260	—	—	—	15,260
Payments of lease liabilities		155	—	155	—	—	—	155
Net movements in short-term borrowings		511	—	511	—	—	—	511
Cash inflows on derivatives		—	(190)	(190)	—	—	—	(190)
Cash outflows on derivatives		—	118	118	—	—	—	118
Interest paid		1,277	153	1,430	—	—		1,430
Non-net debt financing cash flows		(27)	—	(27)	—	—	—	(27)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	(586)	—	(586)
Cash outflows on derivatives		—	—	—	—	—	362	362
Derivative cash outflow in relation to capital expenditure		—	—	—	—	—	12	12
Interest received		—	—	—	—	(65)		(65)
Fair value gains and losses		367	46	413	—	(18)	(394)	1
Foreign exchange movements		(1,311)	—	(1,311)	7	61	—	(1,243)
Interest (charges)/income	6	(1,658)	(170)	(1,828)	—	73	—	(1,755)
Other non-cash movements		(283)	—	(283)	—	—	—	(283)
Reclassification to held for sale[3]		97	—	97	—	(5)	—	92
At 31 March 2023		(42,985)	(793)	(43,778)	163	2,605	37	(40,973)
1.Cash and cash equivalents at the start of year exclude the Group’s bank overdraft as at 1 April 2022 of £22 million.
2.Includes accrued interest of £401 million.
3.Reclassification to held for sale represented the disposal of NECO, which was not classified as a discontinued operation.

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents[1] £m	Financial investments £m	Other financing derivatives £m	Total² £m
At 1 April 2021		(31,220)	96	(31,124)	157	2,342	79	(28,546)
Net increase in cash and cash equivalents		—	—	—	9	—	—	9
Included within financing cash flows:
Proceeds received from loans		(12,347)	—	(12,347)	—	—	—	(12,347)
Repayment of loans		1,261	—	1,261	—	—	—	1,261
Payments of lease liabilities		117	—	117	—	—	—	117
Net movements in short-term borrowings		11	—	11	—	—	—	11
Cash inflows on derivatives		—	(20)	(20)	—	—	—	(20)
Cash outflows on derivatives		—	114	114	—	—	—	114
Interest paid		998	55	1,053	—	—	—	1,053
Non-net debt financing cash flows		(33)	—	(33)	—	—	—	(33)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	781	—	781
Cash inflows on derivatives		—	—	—	—	—	(17)	(17)
Cash outflows on derivatives		—	—	—	—	—	122	122
Derivative cash outflow in relation to capital expenditure		—	—	—	—	—	8	8
Interest received		—	—	—	—	(40)	—	(40)
Fair value gains and losses		286	(472)	(186)	—	(12)	(132)	(330)
Foreign exchange movements		(652)	—	(652)	5	53	—	(594)
Interest (charges)/income	6	(1,177)	(54)	(1,231)	—	54	(5)	(1,182)
Other non-cash movements		34	—	34	—	(15)	—	19
Acquisition of NGED		(8,286)	26	(8,260)	44	69	—	(8,147)
Reclassification to held for sale[3]		5,543	(495)	5,048	(11)	(87)	2	4,952
At 31 March 2022		(45,465)	(750)	(46,215)	204	3,145	57	(42,809)
1.Cash and cash equivalents at the end of year exclude the Group’s bank overdraft as at 31 March 2022 of £22 million.
2.Includes accrued interest of £351 million.
3.Reclassification to held for sale represented the opening net debt position of the UK Gas Transmission business.